                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [_];       Amendment Number:
  This Amendment (Check only one): [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Wellspring Management, LLC
Address: 1790 Kilby Parkway
         Suite 127
         Memphis, TN 38138

Form 13F File Number: 28-________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  George M. White
Title: Managing Member
Phone: (901) 753-1046

Signature, Place, and Date of Signing:

/S/ George M. White            Memphis, TN                    February 13, 2006
-----------------------------  -----------------------------  -----------------
[Signature]                    [City, State]                  [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 30

Form 13F Information Table Value Total: $107,526,000

List of Other Included Managers: N/A

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
COLUMN 1           COLUMN 2  COLUMN 3  COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7      COLUMN 8
--------           -------- ---------- -------- ---------------- ---------- -------- -------------------
                                                                                      VOTING AUTHORITY
                   TITLE OF             VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER   -------------------
NAME OF ISSUER      CLASS     CUSIP    (x$1000) PRN AMT PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
--------------     -------- ---------- -------- ------- --- ---- ---------- -------- ------- ------ ----
ADTRAN, INC          COM    00738A 106   8170   275,000 SH          SOLE             275,000
BIOMET INC.          COM    090613 950    366    10,000 SH          SOLE              10,000
CHATTEM INC          COM    162456 107   1820    50,000 SH          SOLE              50,000
DELL INC             COM    24702r 101   5391   180,000 SH          SOLE             180,000
FTI CONSULTING INC   COM    302941 109   4116   150,000 SH          SOLE             150,000
GREAT AMERN FINL
  RES INC            COM    389915 109   3575   180,200 SH          SOLE             180,200
HEWLETT-PACKARD
  CO.                COM    428236 103   4581   160,000 SH          SOLE             160,000
I-FLOW
  CORPORATION        COM    449520 303   5379   367,926 SH          SOLE             367,926
INFINITY PPTY &
  CAS CORP           COM    45665Q 103   8930   240,000 SH          SOLE             240,000
INTERNATIONAL
  COAL GROUP INC.    COM    45928H 106    950   100,000 SH          SOLE             100,000
JACUZZI BRANDS
  INC                COM    469865 109   2940   350,000 SH          SOLE             350,000
JAKKS PACIFIC INC    COM    47012E 106   6963   332,500 SH          SOLE             332,500
JARDEN CORP          COM    471109 108   4673   155,000 SH          SOLE             155,000
KNIGHT RIDDER INC    COM    499040 103   5229    82,600 SH          SOLE              82,600
LASERSCOPE           COM    518081 104   1123    50,000 SH          SOLE              50,000
MARSH &
  MCLELLAN CO INC    COM    571748 102    222     7,000 SH          SOLE               7,000
MARTHA STEWART
  LIVING             CL A   573083 102    875    50,200 SH          SOLE              50,200
MCI INC.             COM    552691 107    296    15,000 SH          SOLE              15,000
MELLON FINANCIAL
  CORPORATION        COM    58551A 108   2398    70,000 SH          SOLE              70,000
NATIONSHEALTH
  INC                COM    63860C 100    644    82,400 SH          SOLE              82,400
NAUTILUS INC         COM    63910B 102   1157    62,000 SH          SOLE              62,000
NOVATEL WIRELESS
  INC                COM    669954 109   2422   200,000 SH          SOLE             200,000
OFFICE DEPOT INC     COM    676220 106   6063   193,100 SH          SOLE             193,100
OPEN TEXT CORP       COM    683715 106   1411   100,000 SH          SOLE             100,000
PERKINELMER INC      COM    714046 109   3263   138,500 SH          SOLE             138,500
PHH CORPORATION      COM    693320 202   5626   200,800 SH          SOLE             200,800
SCRIPPS CO E.W.
  CL-A (NEW)         CL A   811054 204   6243   130,000 SH          SOLE             130,000

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
COLUMN 1        COLUMN 2  COLUMN 3  COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7      COLUMN 8
--------        -------- ---------- -------- ---------------- ---------- -------- -------------------
                                                                                   VOTING AUTHORITY
                TITLE OF             VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER   -------------------
NAME OF ISSUER   CLASS     CUSIP    (x$1000) PRN AMT PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
--------------  -------- ---------- -------- ------- --- ---- ---------- -------- ------- ------ ----
TYCO
  INTERNATIONAL
  LTD.            COM    902124 106   2020    70,000 SH          SOLE              70,000
WALT DISNEY
  COMPANY
  (THE)           COM    254687 106   5154   215,000 SH          SOLE             215,000
WENDYS INTL
  INC             COM    950590 109   5526   100,000 SH          SOLE             100,000